UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

8/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Bonds – 96.3%
U.S. Bonds – 90.7%
Agency - Other – 12.6%
Financing Corp., 10.7%, 2017	$4,095,000	$5,864,965
Financing Corp., 9.4%, 2018	3,085,000	4,189,556
Financing Corp., 9.8%, 2018	4,350,000	6,045,878
Financing Corp., 10.35%, 2018	6,820,000	9,695,721
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,502,295

		$29,298,415

Airlines – 0.1%
American Airlines, Inc., 10.375%, 2019	$130,000	$136,500

Asset Backed & Securitized – 4.9%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$1,000,000	$766,054
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	1,000,000	869,270
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	968,993
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	1,366,646	1,171,688
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	373,557
CWCapital LLC, 5.223%, 2048	1,000,000	802,471
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	1,211,373	1,057,812
GS Mortgage Securities Corp., 5.56%, 2039	690,486	606,355
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	839,391
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	1,000,000	845,766
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	754,902	652,748
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	750,000	158,593
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013 (z)	1,819,000	1,592,727
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	1,000,000	644,655

		$11,350,080

Building – 0.2%
CRH PLC, 8.125%, 2018	$397,000	$426,898

Cable TV – 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,200,829

Chemicals – 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$544,627
Dow Chemical Co., 9.4%, 2039	70,000	84,948

		$629,575

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$699,132

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$35,499

Food & Beverages – 0.9%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$750,000	$878,169
Conagra Foods, Inc., 7%, 2019	20,000	23,356
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	231,000	257,662
Kraft Foods, Inc., 6.125%, 2018	960,000	1,055,506

		$2,214,693

Food & Drug Stores – 0.0%
CVS Caremark Corp., 6.6%, 2019	$30,000	$33,969

Local Authorities – 1.1%
California (Build America Bonds), 7.55%, 2039	$60,000	$64,330
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	665,000	810,023
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	38,989
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	467,087
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	1,020,000	1,084,882

		$2,465,311

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Major Banks – 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$187,171
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	730,862

		$918,033

Mortgage Backed – 53.3%
Fannie Mae, 4.79%, 2012	$3,646,944	$3,823,362
Fannie Mae, 4.542%, 2013	809,866	850,018
Fannie Mae, 5%, 2013 - 2039	4,655,887	4,800,173
Fannie Mae, 5.06%, 2013	383,706	402,835
Fannie Mae, 5.37%, 2013	1,003,305	1,075,370
Fannie Mae, 4.77%, 2014	471,930	497,851
Fannie Mae, 4.84%, 2014	2,726,843	2,879,636
Fannie Mae, 5.1%, 2014	508,193	541,581
Fannie Mae, 4.7%, 2015	464,048	486,655
Fannie Mae, 4.74%, 2015	376,329	395,292
Fannie Mae, 4.78%, 2015	526,394	553,473
Fannie Mae, 4.815%, 2015	543,000	571,993
Fannie Mae, 4.82%, 2015	931,814	982,214
Fannie Mae, 4.85%, 2015	331,034	349,336
Fannie Mae, 4.86%, 2015	155,010	163,691
Fannie Mae, 4.87%, 2015	350,584	370,011
Fannie Mae, 4.89%, 2015	392,957	415,366
Fannie Mae, 5.466%, 2015	868,604	941,982
Fannie Mae, 5.09%, 2016	500,000	530,643
Fannie Mae, 5.423%, 2016	775,680	840,506
Fannie Mae, 5.845%, 2016	407,346	444,586
Fannie Mae, 6.5%, 2016 - 2037	5,820,311	6,275,617
Fannie Mae, 5.05%, 2017	525,300	556,139
Fannie Mae, 5.3%, 2017	582,677	624,227
Fannie Mae, 5.5%, 2017 - 2037	44,879,353	47,047,850
Fannie Mae, 6%, 2017 - 2037	12,753,168	13,528,932
Fannie Mae, 4.88%, 2020	305,187	318,475
Freddie Mac, 4.5%, 2015 - 2024	1,321,503	1,360,141
Freddie Mac, 5%, 2016 - 2027	3,175,505	3,273,780
Freddie Mac, 6%, 2021 - 2038	5,881,539	6,212,612
Freddie Mac, 3.75%, 2024	178,072	179,534
Freddie Mac, 4%, 2024	191,223	192,946
Freddie Mac, 5.5%, 2024 - 2036	10,260,617	10,731,749
Freddie Mac, 6.5%, 2037	2,198,397	2,343,359
Ginnie Mae, 5.5%, 2033 - 2038	6,706,914	7,050,594
Ginnie Mae, 5.612%, 2058	1,141,627	1,185,146
Ginnie Mae, 6.357%, 2058	1,008,205	1,065,113

		$123,862,788

Municipals – 2.2%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,367,494
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	755,000	887,284
State of California, 5%, 2034	940,000	902,456

		$5,157,234

Natural Gas - Distribution – 0.3%
EQT Corp., 8.125%, 2019	$674,000	$757,178

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$24,144

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Natural Gas - Pipeline – continued
Kinder Morgan Energy Partners, 6.85%, 2020	$1,000,000	$1,099,501

		$1,123,645

Network & Telecom – 0.2%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$566,914

Oil Services – 0.5%
Smith International, Inc., 9.75%, 2019	$1,000,000	$1,212,307

Other Banks & Diversified Financials – 0.4%
Capital One Financial Corp., 8.8%, 2019	$280,000	$299,989
Citigroup, Inc., 8.5%, 2019	94,000	102,749
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	517,500

		$920,238

Pollution Control – 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,042,500

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$758,840

Retailers – 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$880,415

Tobacco – 0.8%
Altria Group, Inc., 9.7%, 2018	$500,000	$611,622
Altria Group, Inc., 9.25%, 2019	250,000	301,730
Lorillard Tobacco Co., 8.125%, 2019	796,000	885,541

		$1,798,893

U.S. Government Agencies and Equivalents – 5.2%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,840,082
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,214,075
Small Business Administration, 8.875%, 2011	68,901	70,171
Small Business Administration, 6.35%, 2021	716,981	771,475
Small Business Administration, 6.34%, 2021	671,350	722,505
Small Business Administration, 6.44%, 2021	640,002	690,362
Small Business Administration, 6.625%, 2021	774,853	839,191
Small Business Administration, 5.52%, 2024	1,003,376	1,062,555
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,698,007
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,178,000	1,194,950

		$12,103,373

U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 4.75%, 2017	$3,389,000	$3,751,992
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,185,938
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,326,284
U.S. Treasury Notes, 4.125%, 2012 (f)	513,000	552,958
U.S. Treasury Notes, 2.625%, 2016	499,000	488,903
U.S. Treasury Notes, 3.75%, 2018	975,000	1,001,203

		$11,307,278

Total U.S. Bonds		$210,900,537

Foreign Bonds – 5.6%
Brazil – 0.8%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$475,000	$495,187
Federative Republic of Brazil, 11%, 2040	183,000	240,553
Petrobras International Finance Co., 7.875%, 2019	906,000	1,021,515

		$1,757,255

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Canada – 1.5%
Canadian Pacific Railway Co., 6.5%, 2018	$830,000	$887,228
Husky Energy, Inc., 7.25%, 2019	702,000	793,831
Rogers Communications, Inc., 6.8%, 2018	1,000,000	1,132,352
Talisman Energy, Inc., 7.75%, 2019	650,000	756,382

		$3,569,793

Chile – 0.6%
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	$910,000	$925,148
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	136,000	141,451
HQI Transelec Chile S.A., 7.875%, 2011	255,000	268,419

		$1,335,018

Italy – 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$191,882

Luxembourg – 0.0%
ArcelorMittal, 6.125%, 2018	$91,000	$87,099

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$451,468

Mexico – 0.2%
Pemex Project Funding Master Trust, 5.75%, 2018	$280,000	$271,600
Petroleos Mexicanos, 8%, 2019 (n)	228,000	256,500

		$528,100

Peru – 0.1%
Republic of Peru, 9.875%, 2015	$191,000	$236,363
Republic of Peru, 7.125%, 2019	103,000	113,300

		$349,663

Poland – 0.1%
Republic of Poland, 6.375%, 2019	$138,000	$148,056

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$107,856

Qatar – 0.8%
Qtel International Finance Ltd., 7.875%, 2019	$132,000	$145,951
Qtel International Finance Ltd., 7.875%, 2019 (n)	568,000	628,034
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (n)	250,000	258,699
State of Qatar, 5.15%, 2014 (n)	477,000	498,465
State of Qatar, 6.55%, 2019 (n)	286,000	305,305

		$1,836,454

Russia – 0.4%
Gaz Capital S.A., 8.125%, 2014 (n)	$727,000	$749,719
TransCapitalInvest Ltd., 5.67%, 2014	108,000	103,950

		$853,669

South Korea – 0.1%
Export-Import Bank of Korea, 5.875%, 2015	$101,000	$105,010
Woori America Bank, 7%, 2015 (n)	102,000	107,805

		$212,815

United Arab Emirates – 0.5%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$659,000	$725,894
TDIC Finance Ltd., 6.5%, 2014 (n)	316,000	331,946

		$1,057,840

United Kingdom – 0.2%
Diageo Capital PLC, 5.75%, 2017	$520,000	$566,971

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Total Foreign Bonds		$13,053,939

Total Bonds		$223,954,476

Money Market Funds (v) – 4.5%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	10,385,466	$10,385,466

Total Investments		$234,339,942

Other Assets, Less Liabilities – (0.8)%		(1,828,411)

Net Assets – 100.0%		$232,511,531

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,890,987, representing 3.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013	12/06/04	$2,019,445	$1,592,727
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$52,709,066	$—	$52,709,066
Non-U.S. Sovereign Debt	—	8,154,114	—	8,154,114
Municipal Bonds	—	5,157,234	—	5,157,234
Corporate Bonds	—	17,821,369	—	17,821,369
Residential Mortgage-Backed Securities	—	123,862,788	—	123,862,788
Commercial Mortgage-Backed Securities	—	11,350,080	—	11,350,080
Foreign Bonds	—	4,899,825	—	4,899,825
Mutual Funds	10,385,466	—	—	10,385,466

Total Investments	$10,385,466	$223,954,476	$—	$234,339,942

Other Financial Instruments
Futures	$(34,787)	$—	$—	$(34,787)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$226,435,691

Gross unrealized appreciation	$11,037,144
Gross unrealized depreciation	(3,132,893)

Net unrealized appreciation (depreciation)	$7,904,251

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
U.S. Treasury Note 5 yr (Long)	USD	96	$11,064,000	Dec-09	$49,164
Liability Derivatives
Equity Futures
U.S. Treasury Note 10 yr (Short)	USD	120	14,066,250	Dec-09	$(70,732)
U.S. Treasury Note 30 yr (Short)	USD	87	10,418,250	Dec-09	(13,219)

					$(83,951)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	52,197,356	(41,811,890)	10,385,466

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,752	$10,385,466

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.